DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell US Multifactor ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.3%
Communication Services
— 3.5%
Alphabet, Inc.*, Class A
1,379 237,878
Alphabet, Inc.*, Class C
1,232 214,319
AT&T, Inc.
11,335 206,524
Cable One, Inc.
76 29,329
Charter Communications, Inc.*,
Class A
1,603 460,253
Comcast Corp., Class A
9,075 363,272
Electronic Arts, Inc.
3,030 402,626
Fox Corp., Class A
4,743 163,302
Fox Corp., Class B
2,700 86,238
Frontier Communications
Parent, Inc.*
1,539 41,030
IAC, Inc.*
282 14,041
Interpublic Group of Cos., Inc.
9,862 309,371
Iridium Communications, Inc.
191 5,751
Liberty Broadband Corp.*, Class
A
384 20,828
Liberty Broadband Corp.*, Class
C
2,625 141,986
Liberty Media Corp.-Liberty
Formula One*, Class A
209 14,298
Liberty Media Corp.-Liberty
Formula One*, Class C
2,193 162,589
Liberty Media Corp.-Liberty
Live*, Class A
524 19,194
Liberty Media Corp.-Liberty
Live*, Class C
1,039 39,555
Liberty Media Corp.-Liberty
SiriusXM*
1,247 28,257
Liberty Media Corp.-Liberty
SiriusXM*, Class A
347 7,887
Live Nation Entertainment, Inc.*
2,052 192,355
Madison Square Garden Sports
Corp.*
448 82,723
Match Group, Inc.*
1,122 34,367
Meta Platforms, Inc., Class A
243 113,440
Netflix, Inc.*
58 37,214
New York Times Co., Class A
4,804 245,965
News Corp., Class A
6,312 171,623
News Corp., Class B
2,100 58,548
Nexstar Media Group, Inc.
790 130,895
Omnicom Group, Inc.
3,951 367,285
Paramount Global, Class B
1,009 12,017
Pinterest, Inc.*, Class A
968 40,162
Sirius XM Holdings, Inc.(a)
5,072 14,303
Spotify Technology SA*
145 43,033
TKO Group Holdings, Inc.
2,944 321,102
T-Mobile US, Inc.
335 58,612
Trade Desk, Inc.*, Class A
192 17,814
TripAdvisor, Inc.*
1,712 31,415
Number
of Shares Value $
Verizon Communications, Inc.
8,023 330,146
Walt Disney Co.
741 76,997
(Cost $5,065,100)
5,348,544
Consumer Discretionary
— 12.4%
Advance Auto Parts, Inc.
308 21,757
Airbnb, Inc.*, Class A
1,048 151,887
Amazon.com, Inc.*
416 73,399
Aptiv PLC*
128 10,657
Aramark
2,018 64,879
AutoNation, Inc.*
1,324 225,411
AutoZone, Inc.*
183 506,899
Best Buy Co., Inc.
4,588 389,154
Birkenstock Holding PLC*
293 16,701
Booking Holdings, Inc.
126 475,820
BorgWarner, Inc.
9,347 333,314
Boyd Gaming Corp.
144 7,678
Bright Horizons Family
Solutions, Inc.*
740 77,789
Brunswick Corp.
2,009 165,803
Burlington Stores, Inc.*
51 12,243
CarMax, Inc.*
1,307 91,830
Carter's, Inc.
927 63,407
Chipotle Mexican Grill, Inc.*
137 428,744
Choice Hotels International, Inc.
(a)
459 51,954
Churchill Downs, Inc.
91 11,785
Columbia Sportswear Co.
889 76,116
Coupang, Inc.*
1,718 39,067
D.R. Horton, Inc.
5,556 821,177
Darden Restaurants, Inc.
884 132,945
Deckers Outdoor Corp.*
338 369,745
Dick's Sporting Goods, Inc.
1,097 249,721
Domino's Pizza, Inc.
847 430,767
eBay, Inc.
5,842 316,753
Expedia Group, Inc.*
1,697 191,523
Five Below, Inc.*
556 76,800
Floor & Decor Holdings, Inc.*,
Class A
703 82,153
Ford Motor Co.
26,941 326,794
Gap, Inc.
821 23,776
Garmin Ltd.
3,623 593,629
General Motors Co.
3,116 140,189
Gentex Corp.
11,511 402,885
Genuine Parts Co.
2,051 295,631
Grand Canyon Education, Inc.*
1,570 223,662
H&R Block, Inc.
7,601 377,314
Harley-Davidson, Inc.
270 9,688
Hasbro, Inc.
417 24,928
Hilton Worldwide Holdings, Inc.
1,356 272,014

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Home Depot, Inc.
198 66,304
Hyatt Hotels Corp., Class A
763 112,520
Las Vegas Sands Corp.
841 37,870
Lear Corp.
1,781 223,248
Leggett & Platt, Inc.
978 11,345
Lennar Corp., Class A
4,195 672,668
Lennar Corp., Class B
233 34,079
Lithia Motors, Inc.
158 39,996
LKQ Corp.
3,722 160,158
Lowe's Cos., Inc.
1,525 337,467
Lululemon Athletica, Inc.*
349 108,885
Marriott International, Inc.,
Class A
705 162,975
Mattel, Inc.*
5,561 98,930
McDonald's Corp.
290 75,078
MGM Resorts International*
586 23,540
Mohawk Industries, Inc.*
182 22,191
Murphy USA, Inc.
1,272 558,090
NIKE, Inc., Class B
869 82,598
NVR, Inc.*
132 1,013,856
Ollie's Bargain Outlet Holdings,
Inc.*
1,335 110,044
O'Reilly Automotive, Inc.*
528 508,601
Penske Automotive Group, Inc.
949 144,343
Phinia, Inc.
2,935 131,371
Polaris, Inc.
950 79,420
Pool Corp.
1,086 394,815
PulteGroup, Inc.
4,553 534,158
PVH Corp.
196 23,522
Ralph Lauren Corp.
1,638 306,109
RH*
113 30,728
Ross Stores, Inc.
1,708 238,710
Service Corp. International
1,245 89,217
Skechers U.S.A., Inc.*, Class A
4,004 285,966
Starbucks Corp.
2,767 221,969
Tapestry, Inc.
2,535 110,247
Tempur Sealy International, Inc.
218 11,197
Texas Roadhouse, Inc.
1,921 331,699
Thor Industries, Inc.
661 65,598
TJX Cos., Inc.
4,098 422,504
Toll Brothers, Inc.
3,008 365,893
TopBuild Corp.*
594 248,262
Tractor Supply Co.
1,516 432,500
Travel + Leisure Co.
1,476 64,855
Ulta Beauty, Inc.*
516 203,866
Vail Resorts, Inc.
511 96,436
Valvoline, Inc.*
5,855 237,713
Whirlpool Corp.
682 63,446
Williams-Sonoma, Inc.
1,909 559,757
Wingstop, Inc.
158 58,247
Number
of Shares Value $
Wyndham Hotels & Resorts, Inc.
788 55,759
YETI Holdings, Inc.*
465 18,944
Yum! Brands, Inc.
2,126 292,176
(Cost $15,411,007)
19,238,258
Consumer Staples — 5.2%
Albertsons Cos., Inc., Class A
23,015 475,030
Altria Group, Inc.
8,108 374,995
Archer-Daniels-Midland Co.
3,731 232,964
BJ's Wholesale Club Holdings,
Inc.*
5,235 461,046
Boston Beer Co., Inc.*, Class A
249 78,104
Brown-Forman Corp., Class B
252 11,557
Bunge Global SA
559 60,143
Campbell Soup Co.
1,134 50,327
Casey's General Stores, Inc.
2,100 696,738
Church & Dwight Co., Inc.
2,542 272,019
Clorox Co.
998 131,297
Coca-Cola Co.
771 48,519
Colgate-Palmolive Co.
2,263 210,368
Conagra Brands, Inc.
1,657 49,511
Constellation Brands, Inc., Class
A
740 185,170
Costco Wholesale Corp.
481 389,557
Darling Ingredients, Inc.*
241 9,736
Dollar General Corp.
447 61,199
Dollar Tree, Inc.*
1,786 210,659
Estee Lauder Cos., Inc., Class A
181 22,328
Flowers Foods, Inc.
3,332 77,369
General Mills, Inc.
1,334 91,713
Grocery Outlet Holding Corp.*
2,487 54,689
Hershey Co.
810 160,242
Hormel Foods Corp.
947 29,338
Ingredion, Inc.
1,817 213,643
J M Smucker Co.
535 59,727
Kellanova
1,669 100,707
Kenvue, Inc.
14,020 270,586
Keurig Dr Pepper, Inc.
2,315 79,289
Kimberly-Clark Corp.
1,694 225,810
Kraft Heinz Co.
1,377 48,704
Kroger Co.
11,869 621,580
Lamb Weston Holdings, Inc.
488 43,086
Maplebear, Inc.*
820 24,994
McCormick & Co., Inc.
651 47,015
Molson Coors Beverage Co.,
Class B
3,339 183,011
Mondelez International, Inc.,
Class A
2,138 146,517
Monster Beverage Corp.*
3,147 163,392
PepsiCo, Inc.
421 72,791
Philip Morris International, Inc.
616 62,450

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Pilgrim's Pride Corp.*
2,110 75,812
Post Holdings, Inc.*
959 102,201
Procter & Gamble Co.
413 67,955
Reynolds Consumer Products,
Inc.
505 14,362
Seaboard Corp.
11 36,752
Spectrum Brands Holdings, Inc.
713 63,985
Sysco Corp.
3,504 255,161
Target Corp.
727 113,528
Tyson Foods, Inc., Class A
3,372 193,047
US Foods Holding Corp.*
2,425 128,113
Walgreens Boots Alliance, Inc.
371 6,018
Walmart, Inc.
1,778 116,921
WK Kellogg Co.
2,427 46,089
(Cost $7,119,817)
8,027,864
Energy — 4.4%
Antero Midstream Corp.
1,120 16,408
Baker Hughes Co.
1,641 54,941
Cheniere Energy, Inc.
3,542 558,892
Chesapeake Energy Corp.(a)
3,354 304,979
Chevron Corp.
748 121,400
ConocoPhillips
1,954 227,602
Coterra Energy, Inc.
33,396 952,454
Devon Energy Corp.
926 45,448
Diamondback Energy, Inc.
426 84,885
DT Midstream, Inc.
925 62,049
EOG Resources, Inc.
1,487 185,206
EQT Corp.
1,855 76,222
Exxon Mobil Corp.
6,079 712,823
Halliburton Co.
409 15,010
Hess Corp.
627 96,621
HF Sinclair Corp.
8,204 453,107
Kinder Morgan, Inc.
4,187 81,605
Marathon Oil Corp.
3,187 92,295
Marathon Petroleum Corp.
5,507 972,591
Occidental Petroleum Corp.
790 49,375
ONEOK, Inc.
882 71,442
Ovintiv, Inc.
341 17,619
Phillips 66
5,415 769,526
Range Resources Corp.
480 17,717
Schlumberger NV
504 23,129
Southwestern Energy Co.*
2,290 17,244
TechnipFMC PLC
999 26,164
Valero Energy Corp.
3,991 627,146
Williams Cos., Inc.
2,085 86,548
(Cost $5,330,156)
6,820,448
Financials — 11.2%
Affiliated Managers Group, Inc.
1,791 291,217
Aflac, Inc.
2,626 235,999
Number
of Shares Value $
Allstate Corp.
256 42,885
Ally Financial, Inc.
1,482 57,754
American Express Co.
713 171,120
American Financial Group, Inc.
436 56,641
American International Group,
Inc.
1,893 149,206
Ameriprise Financial, Inc.
417 182,066
Annaly Capital Management,
Inc. REIT
6,748 132,936
Aon PLC, Class A
1,083 305,016
Apollo Global Management, Inc.
115 13,358
Arch Capital Group Ltd.*
4,192 430,225
Ares Management Corp., Class
A
402 56,348
Arthur J Gallagher & Co.
823 208,491
Assurant, Inc.
553 95,929
Assured Guaranty Ltd.
383 29,767
Axis Capital Holdings Ltd.
794 58,661
Bank of America Corp.
443 17,716
Bank of New York Mellon Corp.
4,026 239,990
Bank OZK
1,538 64,411
BlackRock, Inc.
124 95,732
Blackstone, Inc.
1,765 212,682
Blue Owl Capital, Inc.
1,238 22,272
BOK Financial Corp.
102 9,243
Brown & Brown, Inc.
4,347 389,100
Capital One Financial Corp.
1,335 183,736
Carlyle Group, Inc.
3,342 143,572
Cboe Global Markets, Inc.
1,187 205,339
Charles Schwab Corp.
172 12,604
Chubb Ltd.
691 187,137
Cincinnati Financial Corp.
82 9,642
Citigroup, Inc.
1,992 124,122
Citizens Financial Group, Inc.
747 26,362
CME Group, Inc.
437 88,702
CNA Financial Corp.
255 11,715
Columbia Banking System, Inc.
622 11,992
Comerica, Inc.
860 44,066
Commerce Bancshares, Inc.
312 17,360
Corebridge Financial, Inc.
5,012 146,200
Corpay, Inc.*
640 171,309
Credit Acceptance Corp.*
187 91,785
Cullen/Frost Bankers, Inc.
71 7,212
Discover Financial Services
1,621 198,832
East West Bancorp, Inc.
1,398 103,718
Equitable Holdings, Inc.
1,464 60,741
Euronet Worldwide, Inc.*
1,089 126,956
Evercore, Inc., Class A
2,285 463,718
Everest Group Ltd.
601 234,949
FactSet Research Systems, Inc.
809 327,046

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Fidelity National Financial, Inc.
6,015 302,915
Fidelity National Information
Services, Inc.
294 22,309
Fifth Third Bancorp
2,570 96,169
First American Financial Corp.
1,508 83,815
First Citizens BancShares, Inc.,
Class A
26 44,159
First Hawaiian, Inc.
560 11,385
First Horizon Corp.
3,490 55,282
Fiserv, Inc.*
1,099 164,586
FNB Corp.
3,046 41,943
Franklin Resources, Inc.
2,302 54,327
Global Payments, Inc.
1,250 127,312
Globe Life, Inc.
1,050 86,898
Goldman Sachs Group, Inc.
170 77,608
Hanover Insurance Group, Inc.
296 39,051
Hartford Financial Services
Group, Inc.
2,520 260,694
Houlihan Lokey, Inc.
1,871 253,240
Huntington Bancshares, Inc.
6,762 94,127
Interactive Brokers Group, Inc.,
Class A
1,277 160,544
Intercontinental Exchange, Inc.
583 78,064
Invesco Ltd.
1,815 28,514
Jack Henry & Associates, Inc.
752 123,839
Janus Henderson Group PLC
5,184 173,664
Jefferies Financial Group, Inc.
856 39,821
JPMorgan Chase & Co.
202 40,931
KeyCorp
4,777 68,645
Kinsale Capital Group, Inc.
601 230,556
KKR & Co., Inc.
178 18,306
Lazard, Inc.
1,468 59,058
Loews Corp.
2,853 219,110
LPL Financial Holdings, Inc.
1,669 477,684
M&T Bank Corp.
460 69,736
Markel Group, Inc.*
49 80,438
MarketAxess Holdings, Inc.
310 61,668
Marsh & McLennan Cos., Inc.
1,939 402,498
Mastercard, Inc., Class A
123 54,990
MetLife, Inc.
760 55,001
MGIC Investment Corp.
17,971 377,391
Moody's Corp.
842 334,266
Morgan Stanley
152 14,872
Morningstar, Inc.
190 54,767
MSCI, Inc.
563 278,786
Nasdaq, Inc.
2,463 145,391
NCR Atleos Corp.*
1,259 35,038
New York Community Bancorp,
Inc.
1,469 4,833
Northern Trust Corp.
580 48,859
Old Republic International Corp.
8,522 270,829
Number
of Shares Value $
OneMain Holdings, Inc.
1,057 51,920
PayPal Holdings, Inc.*
2,478 156,089
Pinnacle Financial Partners, Inc.
535 42,538
PNC Financial Services Group,
Inc.
516 81,213
Popular, Inc.
1,182 105,210
Primerica, Inc.
808 182,519
Principal Financial Group, Inc.
1,156 94,838
Progressive Corp.
650 137,267
Prosperity Bancshares, Inc.
443 27,599
Prudential Financial, Inc.
597 71,849
Raymond James Financial, Inc.
290 35,597
Regions Financial Corp.
2,967 57,411
Reinsurance Group of America,
Inc.
690 144,762
RenaissanceRe Holdings Ltd.
71 16,178
Rithm Capital Corp. REIT
15,513 173,901
RLI Corp.
1,528 223,057
Ryan Specialty Holdings, Inc.
683 37,927
S&P Global, Inc.
518 221,450
SEI Investments Co.
3,476 235,360
SLM Corp.
1,898 40,731
Starwood Property Trust, Inc.
REIT
3,122 60,692
State Street Corp.
2,061 155,791
Stifel Financial Corp.
1,323 107,097
Synchrony Financial
2,746 120,275
Synovus Financial Corp.
624 24,767
T. Rowe Price Group, Inc.
2,421 285,266
TPG, Inc.
1,121 46,992
Tradeweb Markets, Inc., Class A
2,289 249,524
Travelers Cos., Inc.
805 173,639
Truist Financial Corp.
2,336 88,184
Unum Group
3,017 162,496
US Bancorp
2,644 107,214
UWM Holdings Corp.
2,228 16,420
Virtu Financial, Inc., Class A
2,737 60,214
Visa, Inc., Class A
271 73,837
Voya Financial, Inc.
1,152 87,345
W.R. Berkley Corp.
3,476 281,660
Webster Financial Corp.
799 35,332
Wells Fargo & Co.
1,202 72,024
Western Alliance Bancorp
615 38,763
Western Union Co.
9,120 116,736
WEX, Inc.*
318 59,568
White Mountains Insurance
Group Ltd.
4 7,228
Willis Towers Watson PLC
561 143,218
Wintrust Financial Corp.
455 44,868
XP, Inc., Class A
601 11,413

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Zions Bancorp NA
1,755 75,798
(Cost $13,959,046)
17,235,276
Health Care — 9.8%
Abbott Laboratories
819 83,694
AbbVie, Inc.
434 69,978
Acadia Healthcare Co., Inc.*
251 17,291
Agilent Technologies, Inc.
486 63,379
Align Technology, Inc.*
406 104,427
Amedisys, Inc.*
203 18,503
Amgen, Inc.
459 140,385
Avantor, Inc.*
2,321 55,890
Azenta, Inc.*
377 19,042
Baxter International, Inc.
1,521 51,851
Becton Dickinson and Co.
351 81,421
Biogen, Inc.*
95 21,369
BioMarin Pharmaceutical, Inc.*
140 10,510
Bio-Techne Corp.
300 23,157
Boston Scientific Corp.*
1,360 102,775
Bristol-Myers Squibb Co.
1,072 44,048
Bruker Corp.
529 34,655
Cardinal Health, Inc.
16,128 1,601,027
Catalent, Inc.*
358 19,257
Cencora, Inc.
4,992 1,131,037
Centene Corp.*
6,402 458,319
Charles River Laboratories
International, Inc.*
345 71,912
Chemed Corp.
464 257,228
Cigna Group
903 311,192
Cooper Cos., Inc.
1,143 107,796
CVS Health Corp.
2,304 137,318
Danaher Corp.
246 63,173
DaVita, Inc.*
2,001 294,387
DENTSPLY SIRONA, Inc.
495 13,865
Dexcom, Inc.*
135 16,034
Edwards Lifesciences Corp.*
3,119 271,010
Elanco Animal Health, Inc.*
1,039 18,370
Elevance Health, Inc.
485 261,163
Eli Lilly & Co.
41 33,634
Encompass Health Corp.
2,884 249,149
Enovis Corp.*
1,993 100,188
Exelixis, Inc.*
8,082 175,299
Fortrea Holdings, Inc.*
4,084 103,693
GE HealthCare Technologies,
Inc.
6,066 473,148
Gilead Sciences, Inc.
1,482 95,248
Globus Medical, Inc.*, Class A
461 30,938
HCA Healthcare, Inc.
601 204,190
Henry Schein, Inc.*
2,469 171,200
Hologic, Inc.*
1,186 87,503
Humana, Inc.
1,586 567,978
Number
of Shares Value $
ICON PLC*
821 266,677
IDEXX Laboratories, Inc.*
487 242,015
Incyte Corp.*
448 25,890
Integra LifeSciences Holdings
Corp.*
783 24,195
Intuitive Surgical, Inc.*
513 206,288
IQVIA Holdings, Inc.*
496 108,669
Jazz Pharmaceuticals PLC*
386 40,627
Johnson & Johnson
214 31,387
Labcorp Holdings, Inc.
1,345 262,154
McKesson Corp.
3,031 1,726,427
Medpace Holdings, Inc.*
424 163,808
Medtronic PLC
1,214 98,783
Merck & Co., Inc.
881 110,601
Mettler-Toledo International,
Inc.*
35 49,143
Molina Healthcare, Inc.*
1,236 388,821
Neurocrine Biosciences, Inc.*
818 110,765
Perrigo Co. PLC
502 13,820
Pfizer, Inc.
704 20,177
Premier, Inc., Class A
2,594 49,078
QIAGEN NV*
704 30,455
Quest Diagnostics, Inc.
1,774 251,855
Regeneron Pharmaceuticals,
Inc.*
279 273,465
Repligen Corp.*
104 15,505
ResMed, Inc.
299 61,693
Revvity, Inc.
209 22,835
Royalty Pharma PLC, Class A
628 17,213
Shockwave Medical, Inc.*(b)
94 31,490
Solventum Corp.*
268 15,903
STERIS PLC
849 189,225
Stryker Corp.
271 92,435
Teleflex, Inc.
154 32,197
Thermo Fisher Scientific, Inc.
86 48,846
United Therapeutics Corp.*
392 107,851
UnitedHealth Group, Inc.
65 32,199
Universal Health Services, Inc.,
Class B
1,443 273,881
Veeva Systems, Inc.*, Class A
406 70,746
Vertex Pharmaceuticals, Inc.*
990 450,787
Viatris, Inc.
11,061 117,247
Waters Corp.*
202 62,398
West Pharmaceutical Services,
Inc.
1,345 445,746
Zimmer Biomet Holdings, Inc.
512 58,957
Zoetis, Inc.
982 166,508
(Cost $12,855,473)
15,076,393
Industrials — 20.5%
3M Co.
1,073 107,450
A O Smith Corp.
3,994 334,058

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Acuity Brands, Inc.
1,208 313,609
Advanced Drainage Systems,
Inc.
1,321 229,180
AECOM
1,728 150,924
AGCO Corp.
1,012 108,618
Alaska Air Group, Inc.*
2,407 101,142
Allegion PLC
636 77,478
Allison Transmission Holdings,
Inc.
5,318 403,158
American Airlines Group, Inc.*
3,437 39,525
AMETEK, Inc.
1,364 231,307
Armstrong World Industries, Inc.
1,350 156,330
Automatic Data Processing, Inc.
453 110,949
Axon Enterprise, Inc.*
84 23,660
AZEK Co., Inc.*
1,691 81,100
Boeing Co.*
67 11,900
Booz Allen Hamilton Holding
Corp.
1,852 281,893
Broadridge Financial Solutions,
Inc.
2,648 531,639
Builders FirstSource, Inc.*
2,124 341,518
BWX Technologies, Inc.
1,548 142,617
C.H. Robinson Worldwide, Inc.
3,917 338,311
CACI International, Inc.*, Class A
844 358,261
Carlisle Cos., Inc.
1,115 466,393
Carrier Global Corp.
6,499 410,672
Caterpillar, Inc.
601 203,451
Cintas Corp.
402 272,544
Clarivate PLC*
1,682 9,587
Clean Harbors, Inc.*
1,333 288,714
CNH Industrial NV
4,599 48,565
Concentrix Corp.
151 9,261
Copart, Inc.*
6,591 349,718
Core & Main, Inc.*, Class A
7,761 446,723
CSX Corp.
6,251 210,971
Cummins, Inc.
583 164,249
Curtiss-Wright Corp.
499 141,127
Dayforce, Inc.*
504 24,928
Deere & Co.
208 77,950
Delta Air Lines, Inc.
7,453 380,252
Donaldson Co., Inc.
3,286 242,112
Dover Corp.
1,093 200,915
Dun & Bradstreet Holdings, Inc.
2,984 28,617
Eaton Corp. PLC
821 273,270
EMCOR Group, Inc.
2,268 881,481
Equifax, Inc.
437 101,117
Esab Corp.
2,108 216,745
Expeditors International of
Washington, Inc.
6,119 739,787
Fastenal Co.
9,598 633,276
FedEx Corp.
1,623 412,177
Number
of Shares Value $
Ferguson PLC
2,019 415,389
Flowserve Corp.
849 42,195
Fortive Corp.
2,427 180,666
Fortune Brands Innovations, Inc.
4,682 328,021
FTI Consulting, Inc.*
940 201,912
Gates Industrial Corp. PLC*
2,329 40,571
GE Vernova, Inc.*
199 35,004
Generac Holdings, Inc.*
346 50,935
General Dynamics Corp.
591 177,164
General Electric Co.
799 131,947
Genpact Ltd.
1,244 41,127
Graco, Inc.
3,259 263,164
GXO Logistics, Inc.*
1,465 73,587
Hayward Holdings, Inc.*
1,486 21,532
HEICO Corp.
271 60,100
HEICO Corp., Class A
599 105,220
Hexcel Corp.
465 32,025
Honeywell International, Inc.
312 63,083
Howmet Aerospace, Inc.
2,195 185,807
Hubbell, Inc.
1,057 411,057
Huntington Ingalls Industries,
Inc.
585 148,063
IDEX Corp.
248 51,743
Illinois Tool Works, Inc.
1,128 273,822
Ingersoll Rand, Inc.
2,167 201,639
ITT, Inc.
2,136 283,832
Jacobs Solutions, Inc.
2,474 344,727
JB Hunt Transport Services, Inc.
1,440 231,480
Johnson Controls International
PLC
1,712 123,110
KBR, Inc.
2,105 138,214
Kirby Corp.*
1,076 133,607
Knight-Swift Transportation
Holdings, Inc.
2,667 128,683
L3Harris Technologies, Inc.
277 62,278
Landstar System, Inc.
2,195 399,556
Leidos Holdings, Inc.
3,546 521,439
Lennox International, Inc.
529 265,875
Lincoln Electric Holdings, Inc.
1,114 218,745
Lockheed Martin Corp.
232 109,119
ManpowerGroup, Inc.
1,836 137,002
Masco Corp.
8,052 562,996
MasTec, Inc.*
130 14,592
MDU Resources Group, Inc.
3,998 100,910
Middleby Corp.*
265 34,161
MSA Safety, Inc.
558 100,440
MSC Industrial Direct Co., Inc.,
Class A
3,052 262,167
Nordson Corp.
786 184,490
Norfolk Southern Corp.
455 102,284

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Northrop Grumman Corp.
114 51,388
nVent Electric PLC
3,628 295,247
Old Dominion Freight Line, Inc.
1,728 302,832
Oshkosh Corp.
2,821 320,832
Otis Worldwide Corp.
3,180 315,456
Owens Corning
4,207 761,761
PACCAR, Inc.
5,519 593,292
Parker-Hannifin Corp.
130 69,098
Paychex, Inc.
1,616 194,179
Paycom Software, Inc.
1,024 148,808
Paycor HCM, Inc.*
648 8,016
Paylocity Holding Corp.*
82 11,658
Pentair PLC
1,296 105,468
Quanta Services, Inc.
1,678 463,027
RB Global, Inc.
5,438 395,234
RBC Bearings, Inc.*
149 43,997
Regal Rexnord Corp.
1,283 191,860
Republic Services, Inc.
1,570 290,748
Robert Half, Inc.
5,252 337,336
Rockwell Automation, Inc.
1,023 263,453
Rollins, Inc.
4,854 221,779
RTX Corp.
675 72,772
Ryder System, Inc.
2,812 341,574
Saia, Inc.*
460 188,361
Schneider National, Inc., Class B
3,448 77,511
Science Applications
International Corp.
2,681 360,997
Sensata Technologies Holding
PLC
466 19,255
SiteOne Landscape Supply, Inc.*
862 133,455
Snap-on, Inc.
1,238 337,801
Southwest Airlines Co.
3,477 93,323
SS&C Technologies Holdings,
Inc.
3,973 246,525
Stanley Black & Decker, Inc.
941 82,027
Stericycle, Inc.*
1,459 75,197
Tetra Tech, Inc.
518 108,516
Textron, Inc.
1,923 168,474
Timken Co.
1,132 98,359
Toro Co.
429 34,401
Trane Technologies PLC
1,343 439,779
TransDigm Group, Inc.
56 75,221
TransUnion
804 57,824
Trex Co., Inc.*
1,546 133,698
U-Haul Holding Co.*
213 13,468
U-Haul Holding Co.
1,520 92,401
Union Pacific Corp.
340 79,159
United Airlines Holdings, Inc.*
497 26,336
United Parcel Service, Inc.,
Class B
976 135,596
Number
of Shares Value $
United Rentals, Inc.
394 263,748
Valmont Industries, Inc.
110 27,654
Veralto Corp.
2,166 213,524
Verisk Analytics, Inc.
1,341 338,978
Vertiv Holdings Co., Class A
400 39,228
Vestis Corp.
4,846 59,703
W.W. Grainger, Inc.
570 525,232
Waste Management, Inc.
1,660 349,812
Watsco, Inc.
1,329 631,142
WESCO International, Inc.
210 37,693
Westinghouse Air Brake
Technologies Corp.
1,307 221,184
WillScot Mobile Mini Holdings
Corp.*
1,243 49,011
Woodward, Inc.
905 168,782
XPO, Inc.*
1,008 107,836
Xylem, Inc.
572 80,663
(Cost $23,814,886)
31,696,398
Information Technology
— 18.5%
Accenture PLC, Class A
507 143,121
Adobe, Inc.*
466 207,258
Advanced Micro Devices, Inc.*
189 31,544
Akamai Technologies, Inc.*
7,284 671,876
Allegro MicroSystems, Inc.*
1,453 43,793
Amdocs Ltd.
6,601 521,479
Amphenol Corp., Class A
6,704 887,409
Analog Devices, Inc.
2,330 546,362
ANSYS, Inc.*
1,479 469,509
Apple, Inc.
2,968 570,598
Applied Materials, Inc.
4,545 977,539
Arista Networks, Inc.*
985 293,185
Arrow Electronics, Inc.*
1,953 256,448
Aspen Technology, Inc.*
70 14,746
Atlassian Corp.*, Class A
544 85,332
Autodesk, Inc.*
2,731 550,570
Avnet, Inc.
295 16,107
Bentley Systems, Inc., Class B
349 17,534
Broadcom, Inc.
117 155,440
Cadence Design Systems, Inc.*
2,381 681,704
CCC Intelligent Solutions
Holdings, Inc.*
2,907 32,500
CDW Corp.
5,344 1,195,025
Ciena Corp.*
214 10,308
Cirrus Logic, Inc.*
3,198 366,811
Cisco Systems, Inc.
5,684 264,306
Cognex Corp.
854 38,874
Cognizant Technology Solutions
Corp., Class A
22,458 1,485,597
Corning, Inc.
9,168 341,600
Crane NXT Co.
1,779 112,468

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Crowdstrike Holdings, Inc.*,
Class A
150 47,051
Datadog, Inc.*, Class A
121 13,332
DocuSign, Inc.*
422 23,100
Dolby Laboratories, Inc., Class A
3,845 311,483
DoubleVerify Holdings, Inc.*
2,450 44,590
Dropbox, Inc.*, Class A
16,759 377,580
DXC Technology Co.*
2,587 40,228
Dynatrace, Inc.*
1,715 78,427
EPAM Systems, Inc.*
740 131,668
F5, Inc.*
3,255 549,997
Fair Isaac Corp.*
156 201,229
First Solar, Inc.*
63 17,121
Five9, Inc.*
182 8,510
Fortinet, Inc.*
9,754 578,607
Gartner, Inc.*
1,108 464,994
GLOBALFOUNDRIES, Inc.*
330 16,170
Globant SA*
453 72,987
GoDaddy, Inc.*, Class A
2,824 394,315
Guidewire Software, Inc.*
941 107,199
Hewlett Packard Enterprise Co.
31,070 548,386
HP, Inc.
6,528 238,272
HubSpot, Inc.*
162 98,990
Intel Corp.
3,628 111,924
International Business Machines
Corp.
1,117 186,371
Intuit, Inc.
705 406,390
IPG Photonics Corp.*
1,352 117,259
Jabil, Inc.
8,105 963,685
Juniper Networks, Inc.
2,036 72,624
Keysight Technologies, Inc.*
1,563 216,444
KLA Corp.
1,221 927,386
Kyndryl Holdings, Inc.*
1,474 39,223
Lam Research Corp.
888 828,007
Lattice Semiconductor Corp.*
2,030 150,707
Littelfuse, Inc.
446 114,444
Manhattan Associates, Inc.*
1,711 375,633
Marvell Technology, Inc.
1,168 80,370
Microchip Technology, Inc.
6,570 638,801
Micron Technology, Inc.
121 15,125
Microsoft Corp.
1,357 563,331
Monolithic Power Systems, Inc.
709 521,562
Motorola Solutions, Inc.
1,055 384,980
NCR Voyix Corp.*
916 12,073
NetApp, Inc.
4,799 577,944
NVIDIA Corp.
111 121,693
ON Semiconductor Corp.*
1,537 112,263
Oracle Corp.
174 20,391
Palo Alto Networks, Inc.*
700 206,437
PTC, Inc.*
681 120,019
Number
of Shares Value $
Pure Storage, Inc.*, Class A
5,316 320,502
Qorvo, Inc.*
1,144 112,558
QUALCOMM, Inc.
2,336 476,661
Roper Technologies, Inc.
91 48,481
Salesforce, Inc.
556 130,349
ServiceNow, Inc.*
271 178,028
Skyworks Solutions, Inc.
4,800 444,768
Snowflake, Inc.*, Class A
200 27,236
Synopsys, Inc.*
1,169 655,575
TD SYNNEX Corp.
3,431 448,912
Teledyne Technologies, Inc.*
144 57,161
Teradata Corp.*
3,084 100,569
Teradyne, Inc.
3,675 517,955
Texas Instruments, Inc.
2,379 463,929
Trimble, Inc.*
808 44,989
Tyler Technologies, Inc.*
518 248,826
Universal Display Corp.
887 155,846
VeriSign, Inc.*
2,736 476,940
Viasat, Inc.*
581 9,813
Vontier Corp.
4,755 190,105
Workday, Inc.*, Class A
465 98,324
Zebra Technologies Corp.*,
Class A
316 98,699
Zoom Video Communications,
Inc.*, Class A
478 29,321
Zscaler, Inc.*
88 14,956
(Cost $23,674,961)
28,588,868
Materials — 6.7%
Air Products and Chemicals, Inc.
210 56,007
Albemarle Corp.
154 18,879
Amcor PLC
9,495 96,564
AptarGroup, Inc.
1,477 218,138
Ashland, Inc.
110 11,019
Avery Dennison Corp.
1,394 317,260
Axalta Coating Systems Ltd.*
2,823 100,471
Ball Corp.
1,011 70,194
Berry Global Group, Inc.
1,706 102,155
Celanese Corp.
376 57,167
CF Industries Holdings, Inc.
2,525 201,318
Cleveland-Cliffs, Inc.*
1,135 19,613
Corteva, Inc.
2,036 113,894
Crown Holdings, Inc.
1,769 148,932
Dow, Inc.
9,201 530,254
DuPont de Nemours, Inc.
3,308 271,785
Eagle Materials, Inc.
1,451 337,198
Eastman Chemical Co.
2,054 208,132
Ecolab, Inc.
936 217,339
Element Solutions, Inc.
2,825 67,885
FMC Corp.
140 8,533
Freeport-McMoRan, Inc.
1,030 54,312

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Graphic Packaging Holding Co.
13,648 386,511
Huntsman Corp.
6,042 149,842
International Flavors &
Fragrances, Inc.
592 56,939
International Paper Co.
8,287 373,661
Linde PLC
383 166,804
Louisiana-Pacific Corp.
1,673 153,381
LyondellBasell Industries NV,
Class A
7,797 775,178
Martin Marietta Materials, Inc.
294 168,191
Mosaic Co.
2,327 71,974
NewMarket Corp.
380 203,327
Newmont Corp.
730 30,616
Nucor Corp.
4,308 727,406
Olin Corp.
3,707 199,288
Packaging Corp. of America
2,679 491,570
PPG Industries, Inc.
913 119,977
Reliance, Inc.
3,775 1,135,444
Royal Gold, Inc.
672 86,144
RPM International, Inc.
1,421 159,294
Scotts Miracle-Gro Co.
495 34,497
Sealed Air Corp.
461 17,919
Sherwin-Williams Co.
517 157,065
Silgan Holdings, Inc.
2,222 104,989
Sonoco Products Co.
1,319 80,947
Southern Copper Corp.
521 61,806
Steel Dynamics, Inc.
4,481 599,871
United States Steel Corp.
1,962 75,243
Vulcan Materials Co.
726 185,689
Westlake Corp.
1,372 220,288
Westrock Co.
2,678 143,648
(Cost $8,004,552)
10,364,558
Real Estate — 3.5%
Agree Realty Corp. REIT
215 13,063
Alexandria Real Estate Equities,
Inc. REIT
195 23,205
American Homes 4 Rent, Class
A REIT
2,851 102,750
American Tower Corp. REIT
170 33,276
Americold Realty Trust, Inc. REIT
490 13,068
Apartment Income REIT Corp.
REIT
6,916 267,995
AvalonBay Communities, Inc.
REIT
1,396 268,981
Boston Properties, Inc. REIT
1,171 71,045
Brixmor Property Group, Inc.
REIT
3,054 68,745
Camden Property Trust REIT
875 89,819
CBRE Group, Inc.*, Class A
4,339 382,136
CoStar Group, Inc.*
1,337 104,513
Cousins Properties, Inc. REIT
600 13,878
Number
of Shares Value $
Crown Castle, Inc. REIT
411 42,127
CubeSmart REIT
2,727 115,379
Digital Realty Trust, Inc. REIT
527 76,594
EastGroup Properties, Inc. REIT
876 144,698
Equinix, Inc. REIT
111 84,691
Equity LifeStyle Properties, Inc.
REIT
2,167 136,023
Equity Residential REIT
1,850 120,305
Essex Property Trust, Inc. REIT
502 130,415
Extra Space Storage, Inc. REIT
911 131,885
Federal Realty Investment Trust
REIT
629 63,498
First Industrial Realty Trust, Inc.
REIT
2,620 123,454
Gaming and Leisure Properties,
Inc. REIT
757 33,989
Healthcare Realty Trust, Inc.
REIT
855 13,877
Healthpeak Properties, Inc. REIT
624 12,418
Highwoods Properties, Inc. REIT
636 16,517
Host Hotels & Resorts, Inc. REIT
12,037 215,944
Howard Hughes Holdings, Inc.*
228 15,116
Invitation Homes, Inc. REIT
2,826 98,317
Iron Mountain, Inc. REIT
2,982 240,618
Jones Lang LaSalle, Inc.*
826 166,910
Kilroy Realty Corp. REIT
565 18,944
Kimco Realty Corp. REIT
480 9,293
Lamar Advertising Co., Class
A REIT
1,458 172,204
Mid-America Apartment
Communities, Inc. REIT
481 64,314
National Storage Affiliates Trust
REIT
757 27,691
NNN REIT, Inc. REIT
1,084 45,279
Omega Healthcare Investors,
Inc. REIT
1,577 50,984
Prologis, Inc. REIT
727 80,326
Public Storage REIT
1,167 319,560
Rayonier, Inc. REIT
864 25,937
Realty Income Corp. REIT
1,593 84,525
Regency Centers Corp. REIT
1,431 87,863
Rexford Industrial Realty, Inc.
REIT
457 20,729
SBA Communications Corp.
REIT
260 51,137
Simon Property Group, Inc. REIT
815 123,318
STAG Industrial, Inc. REIT
2,610 91,507
Sun Communities, Inc. REIT
234 27,610
UDR, Inc. REIT
636 24,562
VICI Properties, Inc. REIT
1,728 49,611
Welltower, Inc. REIT
394 40,846
Weyerhaeuser Co. REIT
16,255 488,138

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
WP Carey, Inc. REIT
605 34,122
(Cost $5,176,742)
5,373,749
Utilities — 3.6%
AES Corp.
850 18,352
Alliant Energy Corp.
1,865 96,029
Ameren Corp.
1,835 134,634
American Electric Power Co.,
Inc.
1,500 135,375
American Water Works Co., Inc.
472 61,723
Atmos Energy Corp.
3,547 411,168
Avangrid, Inc.
354 12,748
Brookfield Renewable Corp.,
Class A
1,689 53,271
CenterPoint Energy, Inc.
4,872 148,645
Clearway Energy, Inc., Class C
515 14,420
CMS Energy Corp.
2,295 144,424
Consolidated Edison, Inc.
3,046 287,999
Constellation Energy Corp.
455 98,849
Dominion Energy, Inc.
1,462 78,831
DTE Energy Co.
1,644 191,575
Duke Energy Corp.
1,256 130,084
Edison International
3,835 294,720
Entergy Corp.
1,452 163,336
Essential Utilities, Inc.
829 31,278
Evergy, Inc.
1,895 103,581
Eversource Energy
848 50,227
Exelon Corp.
5,875 220,606
FirstEnergy Corp.
3,259 131,207
Hawaiian Electric Industries, Inc.
7,098 78,007
IDACORP, Inc.
859 82,009
National Fuel Gas Co.
1,887 107,861
NextEra Energy, Inc.
584 46,732
NiSource, Inc.
8,302 241,256
NRG Energy, Inc.
8,112 657,072
OGE Energy Corp.
3,583 130,063
Number
of Shares Value $
Pinnacle West Capital Corp.
2,062 162,609
PPL Corp.
3,598 105,529
Public Service Enterprise Group,
Inc.
3,346 253,493
Sempra
1,205 92,821
Southern Co.
2,908 233,047
Vistra Corp.
1,745 172,895
WEC Energy Group, Inc.
1,396 113,118
Xcel Energy, Inc.
2,549 141,342
(Cost $4,895,087)
5,630,936
TOTAL COMMON STOCKS
(Cost $125,306,827)
153,401,292
EXCHANGE-TRADED FUNDS
— 0.3%
iShares Russell 1000 ETF
300 86,658
Vanguard S&P 500 ETF
750 363,465
(Cost $372,161)
450,123
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(c)(d), 5.24%
(Cost $337,263)
337,263 337,263
CASH EQUIVALENTS — 0.3%
DWS Government Money
Market Series "Institutional
Shares"(c), 5.26%
(Cost $418,576)
418,576 418,576
TOTAL INVESTMENTS — 100.1%
(Cost $126,434,827)
154,607,254
Other assets and liabilities, net
— (0.1%)
(139,810)
NET ASSETS — 100.0%
154,467,444

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
 *(a)  (b)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (c)(d)
— 337,263 (e) — — — 2,830 — 337,263 337,263
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 5.26% (c)
139,790 3,002,755 (2,723,969) — — 10,364 — 418,576 418,576
139,790 3,340,018 (2,723,969) — — 13,194 — 755,839 755,839
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $329,548, which is 0.2% of net assets.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ ) †
Micro E-Mini S&P 500 Futures
USD 9 237,497 238,298 6/21/2024 801
Micro E-mini S&P MidCap 400 Index Futures
USD 3 90,066 89,757 6/21/2024 (309)
S&P 500 E-Mini Futures
USD 1 259,278 264,775 6/21/2024 5,497
Total net unrealized appreciation
5,989
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
During the period ended May 31, 2024, the amount of transfers from Level 1 to Level 3 was $19,174. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEUS-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 153,369,802 $ — $ 31,490 $ 153,401,292
Exchange-Traded Funds
450,123 — — 450,123
Short-Term Investments (a)
755,839 — — 755,839
Derivatives (b)
Futures Contracts
6,298 — — 6,298
TOTAL
$ 154,582,062 $ — $ 31,490 $ 154,613,552
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (309) $ — $ — $ (309)
TOTAL
$ (309) $ — $ — $ (309)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.